2. Summary of Significant Accounting Policies: (c) Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2019
Policies
(c) Cash and Cash Equivalents

(c)Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2019 and 2018, the Company had no cash equivalents.